Financing Transactions (Line of Credit) - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended						3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Jul. 24, 2012	Feb. 02, 2013	May 04, 2013 Revolving Credit Facility [Member]	Feb. 02, 2013 Revolving Credit Facility [Member]	Jan. 29, 2011 Revolving Credit Facility [Member]	May 31, 2012 Revolving Credit Facility [Member]	Jan. 28, 2012 Revolving Credit Facility [Member]	May 04, 2013 Revolving Credit Facility [Member] Excess Availability Greater Than Or Equal To 75% [Member] Prime Rate [Member]	Feb. 02, 2013 Revolving Credit Facility [Member] Excess Availability Greater Than Or Equal To 75% [Member] Prime Rate [Member]	May 04, 2013 Revolving Credit Facility [Member] Excess Availability Greater Than Or Equal To 75% [Member] Prime Rate [Member] Minimum [Member]	Feb. 02, 2013 Revolving Credit Facility [Member] Excess Availability Greater Than Or Equal To 75% [Member] Prime Rate [Member] Minimum [Member]	May 04, 2013 Revolving Credit Facility [Member] Excess Availability Greater Than Or Equal To 75% [Member] LIBOR Plus [Member]	Feb. 02, 2013 Revolving Credit Facility [Member] Excess Availability Greater Than Or Equal To 75% [Member] LIBOR Plus [Member]	May 04, 2013 Revolving Credit Facility [Member] Excess Availability Greater Than Or Equal To 75% [Member] LIBOR Plus [Member] Minimum [Member]	Feb. 02, 2013 Revolving Credit Facility [Member] Excess Availability Greater Than Or Equal To 75% [Member] LIBOR Plus [Member] Minimum [Member]	May 04, 2013 Revolving Credit Facility [Member] Excess Availability Less Than 75% But Greater Than Or Equal To 33% [Member] Prime Rate [Member]	Feb. 02, 2013 Revolving Credit Facility [Member] Excess Availability Less Than 75% But Greater Than Or Equal To 33% [Member] Prime Rate [Member]	May 04, 2013 Revolving Credit Facility [Member] Excess Availability Less Than 75% But Greater Than Or Equal To 33% [Member] Prime Rate [Member] Minimum [Member]	Feb. 02, 2013 Revolving Credit Facility [Member] Excess Availability Less Than 75% But Greater Than Or Equal To 33% [Member] Prime Rate [Member] Minimum [Member]	May 04, 2013 Revolving Credit Facility [Member] Excess Availability Less Than 75% But Greater Than Or Equal To 33% [Member] Prime Rate [Member] Maximum [Member]	Feb. 02, 2013 Revolving Credit Facility [Member] Excess Availability Less Than 75% But Greater Than Or Equal To 33% [Member] Prime Rate [Member] Maximum [Member]	May 04, 2013 Revolving Credit Facility [Member] Excess Availability Less Than 75% But Greater Than Or Equal To 33% [Member] LIBOR Plus [Member]	Feb. 02, 2013 Revolving Credit Facility [Member] Excess Availability Less Than 75% But Greater Than Or Equal To 33% [Member] LIBOR Plus [Member]	May 04, 2013 Revolving Credit Facility [Member] Excess Availability Less Than 75% But Greater Than Or Equal To 33% [Member] LIBOR Plus [Member] Minimum [Member]	Feb. 02, 2013 Revolving Credit Facility [Member] Excess Availability Less Than 75% But Greater Than Or Equal To 33% [Member] LIBOR Plus [Member] Minimum [Member]	May 04, 2013 Revolving Credit Facility [Member] Excess Availability Less Than 75% But Greater Than Or Equal To 33% [Member] LIBOR Plus [Member] Maximum [Member]	Feb. 02, 2013 Revolving Credit Facility [Member] Excess Availability Less Than 75% But Greater Than Or Equal To 33% [Member] LIBOR Plus [Member] Maximum [Member]	May 04, 2013 Revolving Credit Facility [Member] Excess Availability Less Than 33% [Member] Prime Rate [Member]	Feb. 02, 2013 Revolving Credit Facility [Member] Excess Availability Less Than 33% [Member] Prime Rate [Member]	May 04, 2013 Revolving Credit Facility [Member] Excess Availability Less Than 33% [Member] Prime Rate [Member] Maximum [Member]	Feb. 02, 2013 Revolving Credit Facility [Member] Excess Availability Less Than 33% [Member] Prime Rate [Member] Maximum [Member]	May 04, 2013 Revolving Credit Facility [Member] Excess Availability Less Than 33% [Member] LIBOR Plus [Member]	Feb. 02, 2013 Revolving Credit Facility [Member] Excess Availability Less Than 33% [Member] LIBOR Plus [Member]
Debt Instrument [Line Items]
Revolving credit facility maximum borrowings			$ 20,000,000	$ 20,000,000	$ 8,200,000		$ 20,000,000
Period prior to expiration of term facility for expiration of revolving line of credit (days)			45 days	45 days
Increase in revolving credit facility			30,000,000	30,000,000
Issuance of letters of credit			5,000,000	5,000,000
Borrowing base percentage (percent)			90.00%	90.00%
Recovery percentage of eligible inventory			90.00%	90.00%
Deferred financing costs						50,000
Interest rate on borrowings (percent)								0.75%	0.75%			1.75%	1.75%			1.00%	1.00%					2.00%	2.00%					1.25%	1.25%			2.25%	2.25%
Excess interest on available borrowings										75.00%	75.00%			75.00%	75.00%			33.00%	33.00%	75.00%	75.00%			33.00%	33.00%	75.00%	75.00%			33.00%	33.00%
Percentage of unused credit facility fee (percent)			0.375%	0.375%
Servicing fee			12,000	12,000
Letters of credit, borrowing capacity			600,000	300,000
Excess collateral availability percentage (percent)			10.00%	10.00%
Revolving credit facility collateral amount			3,000,000	3,000,000
Letter of credit fee (percentage)			2.00%	2.00%
Line of credit, amount available			19,400,000	19,700,000
Weighted average interest rate (percent)					4.85%
Interest expense	$ 700,000	$ 2,400,000			$ 53,000